Matthews India Fund	September 30, 2024
Schedule of Investmentsa (unaudited)
COMMON EQUITIES: 105.7%
	Shares	Value
Financials: 34.5%
Banks: 19.2%
HDFC Bank, Ltd.	2,707,954	$55,768,486
ICICI Bank, Ltd.	3,187,606	48,373,693
Federal Bank, Ltd.	9,738,763	22,847,440
Axis Bank, Ltd.	1,374,635	20,209,819
Kotak Mahindra Bank, Ltd.	721,155	15,940,850
IndusInd Bank, Ltd.	885,454	15,285,516
State Bank of India	623,176	5,851,009
HDFC Bank, Ltd. ADR	53,567	3,351,152
		187,627,965
Consumer Finance: 9.4%
Shriram Finance, Ltd.	1,128,511	48,251,862
Bajaj Finance, Ltd.	236,216	21,703,045
Cholamandalam Investment and Finance Co., Ltd.	819,844	15,736,776
Mahindra & Mahindra Financial Services, Ltd.	1,711,503	6,905,255
		92,596,938
Insurance: 4.1%
Max Financial Services, Ltd.[b]	1,129,048	16,032,697
PB Fintech, Ltd.[b]	734,424	14,156,184
ICICI Lombard General Insurance Co., Ltd.[c,d]	372,328	9,674,905
		39,863,786
Financial Services: 1.4%
LIC Housing Finance, Ltd.	1,699,755	13,424,796
Capital Markets: 0.4%
Indian Energy Exchange, Ltd.[c,d]	1,633,534	3,981,677
Total Financials		337,495,162

Consumer Discretionary: 15.6%
Automobiles: 7.7%
Mahindra & Mahindra, Ltd.	512,348	18,909,983
Tata Motors, Ltd.	1,313,794	15,260,099
TVS Motor Co., Ltd.	398,107	13,489,417
Bajaj Auto, Ltd.	80,152	11,800,107
Maruti Suzuki India, Ltd.	72,113	11,386,587
Ola Electric Mobility, Ltd.[b]	4,204,831	4,998,556
		75,844,749
Hotels, Restaurants & Leisure: 2.6%
Zomato, Ltd.[b]	7,420,633	24,153,210
Restaurant Brands Asia, Ltd.[b]	950,033	1,255,811
		25,409,021
Household Durables: 2.0%
Crompton Greaves Consumer Electricals, Ltd.	1,947,233	9,663,199
Whirlpool of India, Ltd.	241,796	6,606,011
Dixon Technologies India, Ltd.[d]	20,507	3,374,208
		19,643,418
Textiles, Apparel & Luxury Goods: 1.3%
Titan Co., Ltd.	276,638	12,616,228

	Shares	Value
Specialty Retail: 1.2%
Trent, Ltd.	120,879	$10,936,122
Cartrade Tech, Ltd.[b]	58,760	675,420
		11,611,542
Automobile Components: 0.8%
Sansera Engineering, Ltd.[c,d]	373,958	7,448,331
Total Consumer Discretionary		152,573,289

Information Technology: 11.9%
IT Services: 9.6%
Infosys, Ltd.	2,108,644	47,100,243
Tata Consultancy Services, Ltd.	569,909	29,018,907
HCL Technologies, Ltd.	423,168	9,064,328
Persistent Systems, Ltd.	90,647	5,893,389
Cognizant Technology Solutions Corp. Class A	32,974	2,544,933
		93,621,800
Software: 1.8%
Newgen Software Technologies, Ltd.	662,687	10,599,558
Zaggle Prepaid Ocean Services, Ltd.[b]	1,437,370	7,491,743
		18,091,301
Electronic Equipment, Instruments & Components: 0.5%
Kaynes Technology India, Ltd.[b]	70,718	4,574,662
Total Information Technology		116,287,763

Health Care: 10.2%
Pharmaceuticals: 7.3%
Neuland Laboratories, Ltd.	225,910	33,391,049
Lupin, Ltd.	452,853	11,840,769
Sun Pharmaceutical Industries, Ltd.	408,239	9,385,593
Dr. Reddy’s Laboratories, Ltd.	114,058	9,181,445
Zydus Lifesciences, Ltd.	586,134	7,473,405
		71,272,261
Health Care Equipment & Supplies: 1.8%
Poly Medicure, Ltd.	651,449	17,999,620
Health Care Providers & Services: 0.7%
Metropolis Healthcare, Ltd.[c,d]	268,674	7,028,132
Life Sciences Tools & Services: 0.4%
Divi’s Laboratories, Ltd.	57,953	3,764,946
Total Health Care		100,064,959

Industrials: 9.5%
Electrical Equipment: 3.7%
Suzlon Energy, Ltd.[b]	14,415,544	13,755,654
Elecon Engineering Co., Ltd.	984,965	8,230,415
TD Power Systems, Ltd.	1,546,452	7,734,084
Bharat Heavy Electricals, Ltd.	2,154,958	7,171,832
		36,891,985
Construction & Engineering: 1.9%
Voltas, Ltd.	454,284	10,001,708
Praj Industries, Ltd.	893,356	8,541,573
		18,543,281
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Matthews India Fund	September 30, 2024
Schedule of Investmentsa (unaudited) (continued)
COMMON EQUITIES (continued)
	Shares	Value
Machinery: 1.3%
Thermax, Ltd.	114,349	$6,944,854
Cummins India, Ltd.	121,633	5,530,118
		12,474,972
Professional Services: 0.9%
Latent View Analytics, Ltd.[b]	1,538,778	8,684,990
Ground Transportation: 0.9%
Ecos India Mobility & Hospitality, Ltd.[b]	1,604,384	8,666,033
Transportation Infrastructure: 0.7%
Gujarat Pipavav Port, Ltd.	2,682,648	7,040,323
Aerospace & Defense: 0.1%
Hindustan Aeronautics, Ltd.[d]	18,856	994,989
Total Industrials		93,296,573

Consumer Staples: 9.0%
Personal Care Products: 3.1%
Godrej Consumer Products, Ltd.	1,036,309	17,202,436
Honasa Consumer, Ltd.[b]	2,351,882	12,868,689
		30,071,125
Food Products: 2.5%
Marico, Ltd.	1,285,793	10,665,134
Tata Consumer Products, Ltd.	641,064	9,150,943
Nestle India, Ltd.	157,548	5,057,891
		24,873,968
Beverages: 1.6%
Varun Beverages, Ltd.	2,097,387	15,174,547
Tobacco: 1.0%
ITC, Ltd.	1,584,484	9,792,750
Consumer Staples Distribution & Retail: 0.8%
Avenue Supermarts, Ltd.[b,c,d]	133,922	8,143,429
Total Consumer Staples		88,055,819

Energy: 5.9%
Oil, Gas & Consumable Fuels: 5.9%
Reliance Industries, Ltd.	1,646,034	57,912,358
Total Energy		57,912,358

Materials: 3.3%
Construction Materials: 2.4%
UltraTech Cement, Ltd.	108,526	15,280,881
Grasim Industries, Ltd.	234,440	7,814,777
		23,095,658

	Shares	Value
Chemicals: 0.9%
PI Industries, Ltd.	167,702	$9,318,183
Total Materials		32,413,841

Communication Services: 2.8%
Wireless Telecommunication Services: 2.8%
Bharti Airtel, Ltd.	1,334,860	27,213,069
Total Communication Services		27,213,069

Utilities: 1.7%
Independent Power and Renewable Electricity Producers: 1.2%
NTPC, Ltd.	1,768,559	9,331,662
JSW Energy, Ltd.	283,807	2,480,409
		11,812,071
Electric Utilities: 0.5%
Power Grid Corp. of India, Ltd.	1,210,174	5,104,011
Total Utilities		16,916,082

Real Estate: 1.3%
Real Estate Management & Development: 1.3%
Sunteck Realty, Ltd.	1,035,508	7,180,866
DLF, Ltd.	520,517	5,554,046
Total Real Estate		12,734,912

Total Investments: 105.7%		1,034,963,827
(Cost $752,858,988)
LIABILITIES IN EXCESS OF CASH AND OTHER ASSETS: (5.7%)		(55,884,970)
Net Assets: 100.0%		$979,078,857

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.
b	Non-income producing security.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2024, the aggregate value is $36,276,474, which is 3.71% of net assets.
d	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
ADR	American Depositary Receipt
Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

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